Long-Term Debt - Long-Term Debt Denominated by Currencies (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Long-term debt	$ 2,927	$ 2,717
U.S. dollar
Debt Instrument [Line Items]
Long-term debt	1,496	1,495
Euro
Debt Instrument [Line Items]
Long-term debt	$ 1,431	$ 1,222